Deferred Tax	3 Months Ended
Mar. 31, 2022
Disclosure Of Deferred Tax [Abstract]
Deferred Tax

15. DEFERRED TAX

Deferred tax assets and liabilities are offset when they relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities.

The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Deferred tax asset to be recovered after more than 12 months	3,030	7,028
Deferred tax liability to be paid after more than 12 months	—	—
	3,030	7,028

The change in the deferred income tax account is as follows:

THREE MONTH ENDED MARCH 31, 2022
Deferred tax asset at the beginning of the period	7,028
Business combination	(4,008)
Charged to the consolidated statement of comprehensive income	122
Translation differences	(112)
Deferred tax asset at the end of the period	3,030

Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Intangible assets	6,366	6,481
Business combinations	(3,796)	—
Trading losses and other allowances	460	547
Net deferred tax assets	3,030	7,028

At March 31, 2022, the Group had unutilized trading losses and other allowances of $27,661 of which $18,454 were not recognized based on management’s performance projections for 2022 through 2026 and the related ability to utilize the tax losses resulting in a recognition of a deferred tax asset of $460.

At March 31, 2022, the Group had unutilized capital allowances of $88,387 related to intangible assets, of which $37,604 were not recognized based on management’s performance projections for 2022 – 2026 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $6,366.

At December 31, 2021, the Group had unutilized trading losses and other allowances of $31,508 of which $20,576 were not recognized based on management’s performance projections for 2022 – 2026 and the related ability to utilize the tax losses resulting in deferred tax asset recognition of $547.

At December 31, 2021, the Group had unutilized capital allowances of $93,409 related to intangible assets, a net increase of $28 million during the year as a result of a step up in the intangible assets' value after the public offering in July 2021. The balance of $41,554 were not recognized based on management’s performance projections for 2022 – 2026 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $6,482.